Employee benefits - Expenses recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IFRS Statement [Line Items]
Interest expense (income)	$ (2,013)	$ (2,429)	$ (2,225)
Cost of revenues	533,916	554,690	518,142
Research and development	114,859	123,037	117,662
Sales and marketing	17,628	20,380	20,388
Defined Benefit Plan [Member]
IFRS Statement [Line Items]
Current service costs	26	20	15
Interest expense (income)	(19)	19	19
Total	7	39	34
Cost of revenues	6	14	9
Research and development	1	18	17
General and administrative		4	5
Sales and marketing		3	3
Total Expenses	$ 7	$ 39	$ 34